INTANGIBLE ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Amortization of software included in cost of sales	$ 11,755	$ 8,500